Note 6 - Servicing	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

NOTE 6 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balance of mortgage loans serviced for others approximated $176,855,000 and $175,583,000 at December 31, 2013 and 2012, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets. The Corporation has elected to record its mortgage servicing rights using the fair value measurement method. Significant assumptions used in determining the fair value of servicing rights as of December 31, 2013 and 2012 include:

Prepayment assumptions:	Based on the PSA Standard Prepayment Model
Internal rate of return:	8%	to	10%
Servicing costs (per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count):	$40	–	$55

Inflation rate of servicing costs:		3%
Earnings rate:	0.25% in 2013 and 1% in 2012

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Fair value at beginning of year	$930,760	$727,240	$1,114,126
Capitalized servicing rights – new loan sales	312,751	444,646	168,342
Disposals (amortization based on loan payments and payoffs)	(160,873)	(257,057)	(240,662)
Change in fair value	315,758	15,931	(314,566)

Fair value at end of year	$1,398,396	$930,760	$727,240

The change in fair value of servicing rights for the year ended December 31, 2013 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing. While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period. The prepayment assumption factor used in determining the fair value of servicing at December 31, 2013 was 164 compared to 398 at December 31, 2012 and 465 at December 31, 2011. The earnings rate used in determining the fair value of servicing at December 31, 2013 was 0.25% compared to 1.0% at December 31, 2012 and 2011. The earnings rate was decreased to reflect changes in the observable market.